Share-based compensation (Details 3) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended								0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		15 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Oct. 31, 2012 2011 Share Incentive Plan	Sep. 16, 2011 2011 Share Incentive Plan	Dec. 31, 2013 2011 Share Incentive Plan Restricted share units USD ($)	Dec. 31, 2013 2011 Share Incentive Plan Restricted share units CNY	Dec. 31, 2012 2011 Share Incentive Plan Restricted share units USD ($)	Dec. 31, 2012 2011 Share Incentive Plan Restricted share units CNY	Dec. 31, 2011 2011 Share Incentive Plan Restricted share units USD ($)	Dec. 31, 2011 2011 Share Incentive Plan Restricted share units CNY	Dec. 31, 2013 2011 Share Incentive Plan Restricted share units Employees and Non Employees Minimum	Dec. 31, 2013 2011 Share Incentive Plan Restricted share units Employees and Non Employees Maximum	Sep. 16, 2011 2011 Share Incentive Plan Restricted share units Employees	Dec. 31, 2013 2011 Share Incentive Plan Restricted share units Employees	Dec. 31, 2012 2011 Share Incentive Plan Restricted share units Employees	Sep. 16, 2011 2011 Share Incentive Plan Restricted share units Employees Minimum	Dec. 31, 2012 2011 Share Incentive Plan Restricted share units Employees Minimum	Sep. 16, 2011 2011 Share Incentive Plan Restricted share units Employees Maximum	Dec. 31, 2012 2011 Share Incentive Plan Restricted share units Employees Maximum	Dec. 31, 2013 2011 Share Incentive Plan Restricted share units Non-employee	Dec. 31, 2012 2011 Share Incentive Plan Restricted share units Non-employee
Share-based compensation
Shares approved for grants to qualified persons					43,000,000
Vesting period												3 years	5 years				4 years	2 years	5 years	4 years
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan				20,000,000
Number of restricted shares
Outstanding at the beginning of the period (in shares)						26,695,621	26,695,621	8,996,300	8,996,300
Granted (in shares)						29,965,989	29,965,989	18,295,221	18,295,221	9,097,000	9,097,000			9,097,000	29,917,989	18,295,221					48,000	0
Forfeited (in shares)						(3,522,992)	(3,522,992)	(595,900)	(595,900)	(100,700)	(100,700)
Vested (in shares)						(8,836,018)	(8,836,018)
Outstanding at the end of the period (in shares)						44,302,600	44,302,600	26,695,621	26,695,621	8,996,300	8,996,300
Expected to vest at the end of the period (in shares)						41,581,339	41,581,339
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)						$ 1.0415		$ 1.0630
Granted (in dollars per share)						$ 0.9338		$ 1.0324		$ 1.0630
Forfeited (in dollars per share)						$ 1.0699		$ 1.0876		$ 1.0630
Vested (in dollars per share)						$ 1.0429
Outstanding at the end of the period (in dollars per share)						$ 0.9639		$ 1.0415		$ 1.0630
Expected to vest at the end of the period (in dollars per share)						$ 0.9654
Additional disclosures
Shared-based compensation	117,096	100,351	135,001				95,792		54,445		9,644
Total unrecognized compensation expense							144,499
Weighted average period over which unrecognized compensation expense is expected to be recognized						1 year 4 months 10 days	1 year 4 months 10 days